Business Combinations - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Sep. 03, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Liabilities assumed:
Goodwill		$ 1,764,104	$ 1,723,378	$ 1,790,720
Synarc
Business Acquisition [Line Items]
Purchase price	$ 45,187
Identifiable assets acquired:
Cash and cash equivalents	6,003
Accounts receivable and unbilled services	23,143
Prepaid expenses and other current assets	3,817
Property and equipment	19,273
Intangible assets	7,100
Other assets	5,403
Operating lease right-of-use assets	1,609
Total identifiable assets acquired	66,348
Liabilities assumed:
Accounts payable	(5,565)
Other accrued expenses	(4,026)
Unearned revenue	(7,210)
Long-term debt and finance lease obligations	(38)
Deferred tax liabilities	(3,447)
Other liabilities	(331)
Operating lease liabilities	(1,609)
Total liabilities assumed	(22,226)
Separately identifiable net assets acquired	44,122
Goodwill	1,065
Total net assets	$ 45,187